Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 7 - Subsequent Events

On April 4, 2018, the Company approved the sale and transfer of all 100 issued and outstanding shares of the Company’s super voting Series A Preferred Stock (the “Series A”). Charles Allen, the Company’s Chief Executive Officer, sold all 100 shares of the Series A to David Garrity, one of the Company’s directors.

During April 2018 the Company issued 4,118,000 shares of Common Stock upon the conversion of 20,590 shares of Series C-1 Convertible Preferred stock.

Note 13 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial.

On January 1, 2018, the Company issued 5,175,400 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.